Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Balance Sheets [Abstract]
Preferred stock, stated value	$ 0.00	$ 0.00
Preferred stock, shares authorized	200,000	200,000
Preferred stock, shares issued	0	0
Common stock, stated value	$ 2.50	$ 2.50
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	5,027,433	5,027,433
Treasury stock, shares	165,654	165,654